Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,662,430
Previously Paid Amount	0.00
Total Fee Amount	688.17
Total Offset Amount	0.00
Net Fee	688.17
Narrative - Max Aggregate Offering Price	$ 4,662,430
Final Prospectus	true